Concentrations	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021
Risks and Uncertainties [Abstract]
CONCENTRATIONS

NOTE 10 — CONCENTRATIONS

Customers

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the three months ended December 31, 2021 and 2020.

	Three Months Ended December 31,
Customer	2021	2020
A – related party	97.8%	100%

One customer, whose outstanding receivable accounted for 10% or more of the Company’s total outstanding accounts receivable, and accounts receivable — related party (which is included in due from affiliates on the accompanying consolidated balance sheets) at December 31, 2021, accounted for 97.8% of the Company’s total outstanding accounts receivable, and accounts receivable — related party at December 31, 2021.

One customer, whose outstanding receivable accounted for 10% or more of the Company’s total outstanding accounts receivable, and accounts receivable — related party (which is included in due from affiliates on the accompanying consolidated balance sheets) at September 30, 2021, accounted for 97.8% of the Company’s total outstanding accounts receivable, and accounts receivable — related party at September 30, 2021.

Suppliers

The following table sets forth information as to each supplier that accounted for 10% or more of the Company’s costs of revenues for the three months ended December 31, 2021 and 2020.

	Three Months Ended December 31,
Supplier	2021	2020
A – related party	97.3%	100%

One supplier, whose outstanding payable accounted for 10% or more of the Company’s total outstanding accounts payable, and accounts payable — related party (which is included in due to affiliates on the accompanying consolidated balance sheets) at December 31, 2021, accounted for 97.3% of the Company’s total outstanding accounts payable, and accounts payable — related party at December 31, 2021.

One supplier, whose outstanding payable accounted for 10% or more of the Company’s total outstanding accounts payable, and accounts payable — related party (which is included in due to affiliates on the accompanying consolidated balance sheets) at September 30, 2021, accounted for 98.8% of the Company’s total outstanding accounts payable, and accounts payable — related party at September 30, 2021.

NOTE 10 — CONCENTRATIONS

Customers

The following table sets forth information as to each customer that accounted for 10% or more of the Company’s revenues for the years ended September 30, 2021 and 2020.

	Years Ended September 30,
Customer	2021	2020
A – related party	99.5%	100%

One customer, whose outstanding receivable accounted for 10% or more of the Company’s total outstanding accounts receivable, and accounts receivable — related party (which is included in due from affiliates on the accompanying consolidated balance sheets) at September 30, 2021, accounted for 97.8% of the Company’s total outstanding accounts receivable, and accounts receivable — related party at September 30, 2021.

One customer, whose outstanding receivable accounted for 10% or more of the Company’s total outstanding accounts receivable — related party (which is included in due from affiliates on the accompanying consolidated balance sheets) at September 30, 2020, accounted for 100.0% of the Company’s total outstanding accounts receivable — related party at September 30, 2020.

Suppliers

The following table sets forth information as to each supplier that accounted for 10% or more of the Company’s costs of revenues for the years ended September 30, 2021 and 2020.

	Years Ended September 30,
Supplier	2021	2020
A – related party	98.5%	100%

One supplier, whose outstanding payable accounted for 10% or more of the Company’s total outstanding accounts payable, and accounts payable — related party (which is included in due to affiliates on the accompanying consolidated balance sheets) at September 30, 2021, accounted for 98.8% of the Company’s total outstanding accounts payable, and accounts payable — related party at September 30, 2021.

One supplier, whose outstanding payable accounted for 10% or more of the Company’s total outstanding accounts payable — related party (which is included in due to affiliates on the accompanying consolidated balance sheets) at September 30, 2020, accounted for 100.0% of the Company’s total outstanding accounts payable — related party at September 30, 2020.